Business Combination (Details)			12 Months Ended
	Apr. 30, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Nov. 30, 2024	Nov. 15, 2024
Beijing Jingshi Commercial Management Co., Ltd. [Member]
Business Combination [Line Items]
Company equity interest	60.00%	60.00%
Beijing Jingshi [Member]
Business Combination [Line Items]
Total cash consideration	$ 99,495	¥ 707,040
Non-controlling interest fair value percentage			40.00%
Goodwill fully imapaired (in Dollars)				$ 326,538
Vigour Management Limited [Member]
Business Combination [Line Items]
Company equity interest			10.00%		90.00%	90.00%
Total consideration for acquisition percentage			90.00%
Equity interest value (in Dollars)			$ 900
Shares issued for consideration (in Shares) | shares			900
Ordinary shares per share (in Dollars per share) | $ / shares			$ 1
Invested to increase paid-in capital (in Dollars)			$ 2,030,000.00